Stock-Based Compensation (Details) - Summary Of Stock Option Activity - Incentive Stock Options And Non Qualified Stock Options [Member] - 2010 Plan [Member] - USD ($)	9 Months Ended	12 Months Ended
	Sep. 30, 2022	Dec. 31, 2021	Dec. 31, 2020
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Number of Shares, Balance, December 31, 2020	27,058,484	25,200,540
Number of Shares, Options granted	3,166,600	8,755,252
Number of Shares, Options exercised	(176,463)	(2,324,444)
Number of Shares, Options expired	(548,548)	(345,912)
Number of Shares, Options forfeited	(1,329,159)	(4,226,952)
Number of Shares, Balance, December 31, 2021	28,170,914	27,058,484	25,200,540
Number of Shares, Vested and Exercisable, December 31, 2021	7,697,082	6,611,245
Number of Shares, Vested and Exercisable and Expected to Vest, December 31, 2021	28,170,914	27,058,484
Weighted- Average Exercise Price, Balance, December 31, 2020	$ 1.04	$ 1.04
Weighted- Average Exercise Price, Options granted	1.26	1.25
Weighted- Average Exercise Price, Options exercised	0.7	0.76
Weighted- Average Exercise Price, Options expired	0.96	0.77
Weighted- Average Exercise Price, Options forfeited	1.24	0.73
Weighted- Average Exercise Price, Balance, December 31, 2021	1.07	1.04	$ 1.04
Weighted- Average Exercise Price, Vested and Exercisable, December 31, 2021	0.89	0.78
Weighted- Average Exercise Price, Vested and Exercisable and Expected to Vest, December 31, 2021	$ 1.07	$ 1.04
Weighted- Average Remaining Contractual Life (Years), Balance, December 31, 2020	7 years 9 months 7 days	8 years 2 months 15 days	8 years 3 months 14 days
Weighted- Average Remaining Contractual Life (Years), Options granted	9 years 5 months 23 days	8 years 4 months 20 days
Weighted- Average Remaining Contractual Life (Years), Options exercised	2 years 2 months 12 days	7 years 6 months 10 days
Weighted- Average Remaining Contractual Life (Years), Balance, December 31, 2021	7 years 9 months 7 days	8 years 2 months 15 days	8 years 3 months 14 days
Weighted- Average Remaining Contractual Life (Years), Vested and Exercisable, December 31, 2021	6 years 8 months 15 days	7 years 7 days
Weighted- Average Remaining Contractual Life (Years), Vested and Exercisable and Expected to Vest, December 31, 2021	7 years 9 months 7 days	8 years 2 months 15 days
Aggregate Intrinsic Value, Balance, December 31, 2020	$ 6,889,000	$ 1,046,000
Aggregate Intrinsic Value, Options granted	1,116,000	3,435,000
Aggregate Intrinsic Value, Options exercised	144,000	6,082,000	$ 31,000
Aggregate Intrinsic Value, Options expired	376,000	183,000
Aggregate Intrinsic Value, Options forfeited	606,000	2,445,000
Aggregate Intrinsic Value, Balance, December 31, 2021	11,858,000	6,889,000	$ 1,046,000
Aggregate Intrinsic Value, Vested and Exercisable, December 31, 2021	6,233,000	3,268,000
Aggregate Intrinsic Value, Vested and Exercisable and Expected to Vest, December 31, 2021	$ 11,858,000	$ 6,889,000